Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2020
Discontinued operations
Schedule of discontinued operation

For the period from
January 1 to June 30,
2018
RMB
Net revenues	4,807
Cost of revenues	(280)
Gross profit	4,527
Operating expenses:
Selling and marketing expenses	(6,800)
General and administrative expenses	(1,368)
Total operating expense	(8,168)
Loss from operations	(3,641)
Other expenses:
Interest expenses, net	(676)
Gain from disposal of discontinued operations	771
Others, net	(66)
Loss from discontinued operations before income taxes	(3,612)
Income tax expense	—
Net loss from discontinued operations	(3,612)

Cash flows of the discontinued operations:

For the period from
January 1 to June 30,
2018
RMB
Cash flows used in discontinued operations
Net cash used in operating activities	(2,817)
Net cash used in investing activities	—
Net cash used in financing activities	(2,513)
Net decrease in cash and cash equivalents	(5,330)